Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Useful Lives or Depreciation Rates Used for Property, Plant and Equipment

Classes of property, plant and equipment are depreciated on a straight-line basis over their useful life, as follows:

Owner-occupied properties	Not exceeding 50 years
Office fixtures and equipment	3 to 15 years
Computer software	3 to 7 years